CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Restricted cash	¥ 3,381,107	¥ 3,346,779
Accounts receivable and contract assets, allowance	299,265	273,705
Financial assets receivable, allowance	462,709	457,080
Amounts due from related parties, current, allowance	25,150	93,873
Loans receivable, net	24,604,487	15,347,662
Prepaid expenses and other assets	329,920	379,388
Accounts receivable and contract assets, net-noncurrent, allowance	21,411	41,261
Financial assets receivable, net-noncurrent, allowance	112,687	97,015
Amounts due from related parties, non current, allowance	630	4,382
Loans receivable, net-noncurrent	¥ 2,898,005	¥ 3,136,994
Ordinary shares, authorized (in shares) | shares	5,000,000,000	5,000,000,000
Ordinary shares, issued (in shares) | shares	326,552,504	325,591,776
Ordinary shares, outstanding (in shares) | shares	315,226,128	322,792,063
Consolidated Trusts
Restricted cash	¥ 1,232,804	¥ 1,018,106
Loans receivable, net	9,318,315	9,942,696
Prepaid expenses and other assets	92,287	117,516
Loans receivable, net-noncurrent	¥ 268,215	¥ 511,843